UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105
(Address of principal executive offices) (Zip code)

Julietta Martikyan

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105
(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

PRIMECAP Odyssey Stock Fund
POSKX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the PRIMECAP Odyssey Stock Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at  https://prospectus-express.broadridge.com/summary.asp?doctype=ann&cid=primecap&fid=74160Q301. You can also request this information by contacting us at 1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Stock Fund	$77	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the PRIMECAP Odyssey Stock Fund’s total return of +29.83% trailed the S&P  500® Index’s total return of +38.02%.
• During the fiscal year, the U.S. economy proved resilient as a firm labor market and robust consumer spending delivered healthy real GDP growth. Core inflation moderated somewhat but persisted at above-target levels, forcing the Federal
     Reserve to keep its benchmark rate above 5% for most of the year. But as economic data softened towards period-end, the Fed in September initiated its long-awaited dovish pivot with a 50 basis point cut.
• Increasing optimism in a so-called “soft landing” and the prospect of lower interest rates bolstered equities. The S&P
     500® Index’s forward price-to-earnings multiple expanded over 20% during the period, from roughly 17x to 21x, driving most of the market’s return. Forward earnings also showed healthy double-digit growth.
•  The Fund logged a strong gain but was unable to keep pace with the S&P 500® Index’s torrid rise. Relative to the S&P
     500® Index, sector allocation and stock selection were both unfavorable.
• The Fund’s sector allocation headwind stemmed from its significant overweight position in health care and its substantial underweight positions in the two best performing sectors, information technology and communication services.
• Stock selection was positive in the health care, industrials, and financials sectors. Stock selection was broadly unfavorable otherwise, with the information technology sector serving as the primary detractor.
PRIMECAP Odyssey Stock Fund	PAGE 1	TSR-AR-74160Q301

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The chart illustrates the performance of a hypothetical $10,000 investment in the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Stock Fund	29.83	12.27	11.41
S&P 500® Index	38.02	15.27	13.00
Investment result data reflects deduction of fund operating expenses. Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-stock-fund/.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,229,150,351
Number of Holdings	144
Net Advisory Fee	$30,958,259
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2024)

Top 10 Issuers	(%)
Eli Lilly & Co.	9.5%
AstraZeneca PLC	4.0%
AECOM	3.7%
Amgen, Inc.	3.0%
KLA Corp.	2.9%
Flex Ltd.	2.9%
FedEx Corp.	2.9%
Microsoft Corp.	2.9%
Siemens AG	2.9%
Raymond James Financial, Inc.	2.1%

Top Sectors	(%)
Health Care	26.1%
Information Technology	22.6%
Industrials	21.8%
Financials	9.4%
Consumer Discretionary	8.5%
Communication Services	3.6%
Energy	2.3%
Consumer Staples	1.9%
Materials	1.8%
Cash & Other	2.0%
The Fund is distributed by ALPS Distributors, Inc.
PRIMECAP Odyssey Stock Fund	PAGE 2	TSR-AR-74160Q301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-stock-fund/.

PRIMECAP Odyssey Stock Fund	PAGE 3	TSR-AR-74160Q301

PRIMECAP Odyssey Growth Fund
POGRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the PRIMECAP Odyssey Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://prospectus-express.broadridge.com/summary.asp?doctype=ann&cid=primecap&fid=74160Q103. You can also request this information by contacting us at  1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Growth Fund	$75	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the PRIMECAP Odyssey Growth Fund returned +27.97%, trailing the S&P  500® Index’s +38.02% total return and the Russell 1000 Growth Index’s total return of +43.77%.
•   During the fiscal year, the U.S. economy proved resilient as a firm labor market and robust consumer spending delivered healthy real GDP growth. Core inflation moderated somewhat but persisted at above-target levels, forcing the Federal
     Reserve to keep its benchmark rate above 5% for most of the year. But as economic data softened towards period-end, the Fed in September initiated its long-awaited dovish pivot with a 50 basis point cut.
•   Increasing optimism in a so-called “soft landing” and the prospect of lower interest rates bolstered equities. The S&P
     500® Index’s forward price-to-earnings multiple expanded over 20% during the period, from roughly 17x to 21x, driving most of the market’s return. Forward earnings also showed healthy double-digit growth.
•   The Fund logged a strong gain but was unable to keep pace with the S&P 500® Index’s torrid rise. Relative to the S&P
     500® Index, sector allocation and stock selection were both unfavorable.
•   The Fund’s sector allocation headwind stemmed primarily from its significant overweight position in health care.
     Otherwise, underweight positions in the two best performing sectors, information technology and communication services, roughly offset the Fund’s underweight position in the consumer staples sector.
•   Stock selection was most positive in the health care sector. Selection was weakest in the information technology sector, while selection in the communication services and consumer discretionary sectors also detracted from relative performance.
PRIMECAP Odyssey Growth Fund	PAGE 1	TSR-AR-74160Q103

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The chart illustrates the performance of a hypothetical $10,000 investment in the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Growth Fund	27.97	11.81	11.55
S&P 500® Index	38.02	15.27	13.00
Investment result data reflects deduction of fund operating expenses. Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-growth-fund/.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,845,196,577
Number of Holdings	188
Net Advisory Fee	$35,365,762
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2024)

Top 10 Issuers	(%)
Eli Lilly & Co.	7.9%
Alphabet, Inc. - Class A & C	3.8%
Raymond James Financial, Inc.	3.2%
Micron Technology, Inc.	3.0%
AECOM	2.8%
BeiGene Ltd.	2.4%
Microsoft Corp.	2.3%
Flex Ltd.	2.3%
Amgen, Inc.	2.2%
Biogen, Inc.	2.2%

Top Sectors	(%)
Health Care	29.6%
Information Technology	23.1%
Industrials	17.6%
Consumer Discretionary	8.7%
Financials	8.5%
Communication Services	7.0%
Energy	2.1%
Consumer Staples	1.2%
Materials	0.6%
Cash & Other	1.6%
The Fund is distributed by ALPS Distributors, Inc.
PRIMECAP Odyssey Growth Fund	PAGE 2	TSR-AR-74160Q103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-growth-fund/.

PRIMECAP Odyssey Growth Fund	PAGE 3	TSR-AR-74160Q103

PRIMECAP Odyssey Aggressive Growth Fund
POAGX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the PRIMECAP Odyssey Aggressive Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://prospectus-express.broadridge.com/summary.asp?doctype=ann&cid=primecap&fid=74160Q202. You can also request this information by contacting us at 1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Aggressive Growth Fund	$74	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the Aggressive Growth Fund’s total return of +27.27% trailed both the S&P 500® Index’s total return of +38.02% and the Russell Midcap Growth Index’s total return of +38.67%.
•   During the fiscal year, the U.S. economy proved resilient as a firm labor market and robust consumer spending delivered healthy real GDP growth. Core inflation moderated somewhat but persisted at above-target levels, forcing the Federal
     Reserve to keep its benchmark rate above 5% for most of the year. But as economic data softened towards period-end, the Fed in September initiated its long-awaited dovish pivot with a 50 basis point cut.
•   Increasing optimism in a so-called “soft landing” and the prospect of lower interest rates bolstered equities. The S&P
     500® Index’s forward price-to-earnings multiple expanded over 20% during the period, from roughly 17x to 21x, driving most of the market’s return. Forward earnings also showed healthy double-digit growth.
•   The Fund logged a strong gain but was unable to keep pace with the S&P 500® Index’s torrid rise. Relative to the S&P
     500® Index, sector allocation and stock selection were both unfavorable.
•   The Fund’s sector allocation headwind stemmed primarily from its significant overweight position in health care.
     Otherwise, underweight positions in communication services and financials partially offset the Fund’s underweight positions in consumer staples and energy.
•   Stock selection was most positive in the health care and industrials sectors. Selection was weakest in the information technology sector, while selection in the communication services, energy, and consumer discretionary sectors also detracted from relative performance.
PRIMECAP Odyssey Aggressive Growth Fund	PAGE 1	TSR-AR-74160Q202

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The chart illustrates the performance of a hypothetical $10,000 investment in the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Aggressive Growth Fund	27.27	9.48	10.43
S&P 500® Index	38.02	15.27	13.00
Investment result data reflects deduction of fund operating expenses. Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$6,882,857,448
Number of Holdings	200
Net Advisory Fee	$38,429,054
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2024)

Top 10 Issuers	(%)
Eli Lilly & Co.	5.6%
Micron Technology, Inc.	4.1%
Rhythm Pharmaceuticals, Inc.	3.2%
Alphabet, Inc. - Class A & C	2.8%
Flex Ltd.	2.7%
Sony Group Corp.	2.5%
MarketAxess Holdings, Inc.	2.3%
AECOM	2.3%
Tesla, Inc.	2.3%
Biogen, Inc.	2.2%

Top Sectors	(%)
Information Technology	27.7%
Health Care	27.6%
Industrials	14.4%
Consumer Discretionary	12.6%
Communication Services	6.5%
Financials	5.9%
Energy	1.3%
Materials	1.0%
Consumer Staples	0.7%
Cash & Other	2.3%
The Fund is distributed by ALPS Distributors, Inc.
PRIMECAP Odyssey Aggressive Growth Fund	PAGE 2	TSR-AR-74160Q202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/.

PRIMECAP Odyssey Aggressive Growth Fund	PAGE 3	TSR-AR-74160Q202

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officers and principal financial officer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers, including any implicit waivers, from any provisions of the code of ethics during the period covered by this report.

The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when such person calls the Registrant at 1-800-729-2307.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Wayne H. Smith and Steven Paul Cesinger are the Registrant’s “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The Registrant has engaged its principal accountant, PricewaterhouseCoopers LLP, to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

“Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

(c) Tax Fees

“Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and specifically relate to the accountant’s review of the Registrant’s federal and state tax returns.

(d) All Other Fees

There were no other services provided by the principal accountant to the Registrant during the past two fiscal years.

The following table details the aggregate fees billed or expected to be billed to the Registrant for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$163,697	$186,946(1)
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$18,927	$19,779
(d) All Other Fees	$0	$0

(1)	The Audit Fees included $23,900 in scope change fees, which were paid by US Bancorp Fund Services, LLC, related to additional procedures performed due to US Bancorp Fund Accounting’s SOC-1 report not being completed prior to the issuance of the principal accountant’s audit report.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant. All services were pre-approved and no waivers to the pre-approval requirement were made.

(e)(2) The percentage of fees billed by PricewaterhouseCoopers applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services rendered to the Registrant and to the Registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	$18,927	$19,779
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

PRIMECAP Odyssey Stock Fund
PRIMECAP Odyssey Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund
Core Financial Statements
October 31, 2024

PRIMECAP Odyssey Stock Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 3.6%
Alphabet, Inc. - Class A	322,170	$55,126,509
Alphabet, Inc. - Class C	293,650	50,710,418
Comcast Corp. - Class A	138,600	6,052,662
Meta Platforms, Inc. - Class A	55,200	31,330,416
Nintendo Co. Ltd. - JPY	300,000	15,846,895
Walt Disney Co. (The)	296,200	28,494,440
		187,561,340
Consumer Discretionary - 8.5%
Bath & Body Works, Inc.	419,200	11,896,896
Burlington Stores, Inc.(a)	21,300	5,277,501
Capri Holdings Ltd.(a)	238,000	4,698,120
CarMax, Inc.(a)	455,100	32,940,138
Carnival Corp.(a)	933,500	20,537,000
eBay, Inc.	166,600	9,581,166
Leslie’s, Inc.(a)	217,800	585,882
Mattel, Inc.(a)	2,998,100	61,101,278
MGM Resorts International(a)	71,330	2,629,937
Newell Brands, Inc.	1,600,000	14,080,000
Ross Stores, Inc.	663,580	92,715,398
Royal Caribbean Cruises Ltd.	160,750	33,170,762
Sony Group Corp. - ADR	5,318,915	93,612,904
TJX Cos., Inc. (The)	130,100	14,705,203
Victoria’s Secret & Co.(a)	123,033	3,722,979
Whirlpool Corp.	429,059	44,411,897
		445,667,061
Consumer Staples - 1.9%
Altria Group, Inc.	126,100	6,867,406
BJ’s Wholesale Club Holdings, Inc.(a)	284,400	24,097,212
Dollar Tree, Inc.(a)	395,300	25,552,192
Philip Morris International, Inc.	63,800	8,466,260
Sysco Corp.	352,446	26,415,828
Tyson Foods, Inc. - Class A	137,600	8,061,984
		99,460,882
Energy - 2.3%
Cameco Corp.	140,700	7,347,354
ConocoPhillips	219,000	23,989,260
EOG Resources, Inc.	157,500	19,208,700
Expand Energy Corp.	85,000	7,201,200
Exxon Mobil Corp.	25,552	2,983,963
Hess Corp.	324,140	43,590,347
TechnipFMC PLC	228,000	6,085,320
Transocean Ltd.(a)	1,607,800	6,977,852
Valero Energy Corp.	15,000	1,946,400
		119,330,396
Financials - 9.4%
Bank of America Corp.	575,100	24,050,682
Bank of New York Mellon Corp. (The)	100,000	7,536,000
Citigroup, Inc.	428,200	27,477,594
CME Group, Inc. - Class A	216,500	48,790,440

	Shares	Value
Comerica, Inc.	1,000	$63,710
Discover Financial Services	68,800	10,211,984
Evercore, Inc. - Class A	9,290	2,454,139
Fidelity National Information Services, Inc.	70,900	6,361,857
JPMorgan Chase & Co.	305,100	67,707,792
Northern Trust Corp.	568,480	57,143,610
PayPal Holdings, Inc.(a)	265,100	21,022,430
Progressive Corp. (The)	57,010	13,843,738
Raymond James Financial, Inc.	725,315	107,506,189
Visa, Inc. - Class A	123,400	35,767,490
Wells Fargo & Co.	880,068	57,134,015
WEX, Inc.(a)	15,200	2,623,520
		489,695,190
Health Care - 26.1%
Abbott Laboratories	60,220	6,827,141
Agilent Technologies, Inc.	315,120	41,063,287
Alcon, Inc.	45,700	4,202,115
Amgen, Inc.	490,500	157,038,480
AstraZeneca PLC - ADR	2,927,170	208,268,146
Biogen, Inc.(a)	546,570	95,103,180
Boston Scientific Corp.(a)	322,500	27,096,450
Bristol-Myers Squibb Co.	1,159,500	64,665,315
CVS Health Corp.	152,550	8,612,973
Elanco Animal Health, Inc.(a)	3,330,571	42,098,418
Eli Lilly & Co.	597,323	495,622,786
GRAIL, Inc.(a)	7,934	107,664
GSK PLC - ADR	1,045,720	38,440,667
Illumina, Inc.(a)	77,300	11,142,022
LivaNova PLC(a)	199,460	10,296,125
Medtronic PLC	28,600	2,552,550
Merck & Co., Inc.	51,400	5,259,248
Novartis AG - ADR	252,120	27,329,808
Revvity, Inc.	151,940	18,018,565
Roche Holding AG - CHF	14,720	4,561,780
Sanofi SA - ADR	79,000	4,177,520
Siemens Healthineers AG - EUR	110,740	5,781,120
Stryker Corp.	16,200	5,771,736
Thermo Fisher Scientific, Inc.	87,860	47,999,675
Waters Corp.(a)	5,080	1,641,399
Zimmer Biomet Holdings, Inc.	306,640	32,785,949
		1,366,464,119
Industrials - 21.8%
AECOM	1,832,100	195,668,280
Airbus SE - EUR	258,469	39,427,132
Alaska Air Group, Inc.(a)	54,050	2,589,535
Amentum Holdings, Inc.(a)	449,020	13,353,855
American Airlines Group, Inc.(a)	2,187,350	29,310,490
AMETEK, Inc.	15,700	2,878,438
Carrier Global Corp.	125,032	9,092,327
Caterpillar, Inc.	29,200	10,985,040
CSX Corp.	70,400	2,368,256
Curtiss-Wright Corp.	169,530	58,481,069

The accompanying notes are an integral part of these financial statements.

1

PRIMECAP Odyssey Stock Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Delta Air Lines, Inc.	924,450	$52,897,029
FedEx Corp.	555,815	152,209,938
General Dynamics Corp.	60,180	17,549,090
GXO Logistics, Inc.(a)	76,700	4,587,427
Jacobs Solutions, Inc.	356,460	50,111,147
JELD-WEN Holding, Inc.(a)	250,000	3,540,000
Kirby Corp.(a)	248,800	28,552,288
Knight-Swift Transportation Holdings, Inc.	35,500	1,848,840
L3Harris Technologies, Inc.	23,300	5,766,051
Matson, Inc.	50,250	7,783,222
Moog, Inc. - Class A	94,900	17,898,140
Nextracker, Inc. - Class A(a)	667,508	26,580,169
Norfolk Southern Corp.	79,500	19,909,185
Otis Worldwide Corp.	28,881	2,836,114
Rockwell Automation, Inc.	15,800	4,214,018
RTX Corp.	9,062	1,096,411
RXO, Inc.(a)	150,000	4,228,500
Saia, Inc.(a)	15,900	7,768,899
Siemens AG - EUR	769,663	149,737,652
Southwest Airlines Co.	2,117,250	64,745,505
Union Pacific Corp.	32,400	7,519,068
United Airlines Holdings, Inc.(a)	1,303,960	102,047,910
United Parcel Service, Inc. - Class B	173,600	23,272,816
XPO, Inc.(a)	164,400	21,459,132
		1,142,312,973
Information Technology - 22.6%
Adobe, Inc.(a)	88,700	42,405,696
Analog Devices, Inc.	165,330	36,886,776
Apple, Inc.	10,000	2,259,100
Applied Materials, Inc.	365,950	66,449,201
Ciena Corp.(a)	3,700	234,987
Corning, Inc.	243,398	11,583,311
Flex Ltd.(a)	4,391,899	152,267,138
Hewlett Packard Enterprise Co.	3,179,700	61,972,353
HP, Inc.	1,169,960	41,556,979
Infineon Technologies AG - EUR	260,000	8,222,396
Intel Corp.	4,113,320	88,518,646
Jabil, Inc.	52,000	6,400,680
Keysight Technologies, Inc.(a)	108,660	16,191,427
KLA Corp.	229,290	152,759,877
L.M. Ericsson Telephone Co. - ADR	4,572,830	38,320,315
Microsoft Corp.	370,150	150,410,453
NetApp, Inc.	500,750	57,741,482
NVIDIA Corp.	118,620	15,747,991
Oracle Corp.	604,700	101,492,848
QUALCOMM, Inc.	197,547	32,154,725
Seagate Technology Holdings PLC	149,500	15,005,315

	Shares	Value
Teradyne, Inc.	97,300	$10,334,233
Texas Instruments, Inc.	351,610	71,433,088
		1,180,349,017
Materials - 1.8%
Albemarle Corp.	252,910	23,958,164
Corteva, Inc.	120,700	7,353,044
Dow, Inc.	114,930	5,675,243
DuPont de Nemours, Inc.	130,500	10,830,195
Freeport-McMoRan, Inc.	408,900	18,408,678
Glencore PLC - GBP	4,517,278	23,691,636
Tronox Holdings PLC	312,700	3,789,924
		93,706,884
TOTAL COMMON STOCKS (Cost $2,218,628,325)		5,124,547,862
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 4.66%(b)	110,070,194	110,070,194
TOTAL SHORT-TERM INVESTMENTS (Cost $110,070,194)		110,070,194
TOTAL INVESTMENTS - 100.1% (Cost $2,328,698,519)		$5,234,618,056
Liabilities in Excess of Other Assets - (0.1)%		(5,467,705)
TOTAL NET ASSETS - 100.0%		$5,229,150,351

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
ADR - American Depositary Receipt
CHF - Swiss Francs
EUR -Euros
GBP - British Pound Sterling
JPY - Japanese Yen
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

PRIMECAP Odyssey Growth Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 7.0%
Alphabet, Inc. - Class A	714,070	$122,184,518
Alphabet, Inc. - Class C	593,670	102,520,872
Baidu, Inc. - ADR(a)	679,600	61,999,908
Electronic Arts, Inc.	50,000	7,542,500
IMAX Corp.(a)	275,400	6,692,220
Live Nation Entertainment, Inc.(a)	41,600	4,873,024
Meta Platforms, Inc. - Class A	30,200	17,140,916
Netflix, Inc.(a)	11,750	8,883,353
Nintendo Co. Ltd. - JPY	550,000	29,052,641
Shutterstock, Inc.	40,000	1,283,600
Spotify Technology SA(a)	5,100	1,964,010
Trade Desk, Inc. (The) - Class A(a)	66,200	7,957,902
Universal Music Group N.V. - EUR	211,874	5,332,056
Walt Disney Co. (The)	301,200	28,975,440
		406,402,960
Consumer Discretionary - 8.7%
Alibaba Group Holding Ltd. - ADR	1,246,940	122,175,181
Amazon.com, Inc.(a)	11,000	2,050,400
Bath & Body Works, Inc.	418,898	11,888,325
Bowlero Corp. - Class A	282,100	2,925,377
Burlington Stores, Inc.(a)	5,000	1,238,850
Capri Holdings Ltd.(a)	213,800	4,220,412
CarMax, Inc.(a)	573,200	41,488,216
Carnival Corp.(a)	97,900	2,153,800
Carvana Co.(a)	25,600	6,331,136
DoorDash, Inc. - Class A(a)	14,510	2,273,717
eBay, Inc.	90,300	5,193,153
Entain PLC - GBP	400,000	3,847,023
Flutter Entertainment PLC - GBP(a)	24,477	5,725,997
iRobot Corp.(a)	154,200	1,346,166
Leslie’s, Inc.(a)	247,900	666,851
Marriott International, Inc. - Class A	25,000	6,500,500
Mattel, Inc.(a)	2,470,700	50,352,866
McDonald’s Corp.	9,300	2,716,623
MGM Resorts International(a)	67,000	2,470,290
Norwegian Cruise Line Holdings Ltd.(a)	252,300	6,393,282
Ollie’s Bargain Outlet Holdings, Inc.(a)	61,800	5,675,094
Restaurant Brands International, Inc.	11,000	765,050
Ross Stores, Inc.	85,400	11,932,088
Royal Caribbean Cruises Ltd.	259,671	53,583,111
Sony Group Corp. - ADR	3,026,385	53,264,376
Tapestry, Inc.	15,000	711,750
Tesla, Inc.(a)	360,000	89,946,000
TJX Cos., Inc. (The)	61,000	6,894,830
Victoria’s Secret & Co.(a)	166,699	5,044,312
		509,774,776
Consumer Staples - 1.2%
Altria Group, Inc.	65,500	3,567,130
BellRing Brands, Inc.(a)	54,900	3,614,067
BJ’s Wholesale Club Holdings, Inc.(a)	125,200	10,608,196
Casey’s General Stores, Inc.	12,200	4,807,044

	Shares	Value
Dollar Tree, Inc.(a)	281,200	$18,176,768
e.l.f. Beauty, Inc.(a)	55,560	5,847,690
Performance Food Group Co.(a)	311,700	25,325,625
US Foods Holding Corp.(a)	18,608	1,147,183
		73,093,703
Energy - 2.1%
ConocoPhillips	187,405	20,528,344
Coterra Energy, Inc.	312,000	7,463,040
EOG Resources, Inc.	75,900	9,256,764
Expand Energy Corp.	61,601	5,218,837
Exxon Mobil Corp.	159,470	18,622,906
Hess Corp.	289,621	38,948,232
Schlumberger Ltd.	48,500	1,943,395
TechnipFMC PLC	10,000	266,900
Transocean Ltd.(a)	5,298,304	22,994,639
		125,243,057
Financials - 8.5%
Bank of America Corp.	151,200	6,323,184
Citigroup, Inc.	259,200	16,632,864
CME Group, Inc. - Class A	119,100	26,840,376
Discover Financial Services	31,000	4,601,330
Evercore, Inc. - Class A	40,100	10,593,217
JPMorgan Chase & Co.	79,700	17,687,024
MarketAxess Holdings, Inc.	143,672	41,581,550
Mastercard, Inc. - Class A	3,900	1,948,401
Northern Trust Corp.	451,010	45,335,525
PayPal Holdings, Inc.(a)	207,900	16,486,470
Raymond James Financial, Inc.	1,246,225	184,715,470
Tradeweb Markets, Inc. - Class A	164,700	20,916,900
Visa, Inc. - Class A	180,250	52,245,462
Wells Fargo & Co.	773,040	50,185,757
		496,093,530
Health Care - 29.6%
Agilent Technologies, Inc.	92,700	12,079,737
Alcon, Inc.	57,050	5,245,748
Alkermes PLC(a)	264,500	6,797,650
Amgen, Inc.	407,100	130,337,136
AstraZeneca PLC - ADR	1,594,280	113,433,022
BeiGene Ltd. - ADR(a)	684,227	138,651,759
Biogen, Inc.(a)	734,980	127,886,520
BioMarin Pharmaceutical, Inc.(a)	1,458,536	96,102,937
BioNTech SE - ADR(a)	405,900	45,907,290
Boston Scientific Corp.(a)	1,004,700	84,414,894
Bridgebio Pharma, Inc.(a)	177,450	4,154,104
Bristol-Myers Squibb Co.	830,290	46,305,273
CVS Health Corp.	143,600	8,107,656
Elanco Animal Health, Inc.(a)	3,605,271	45,570,625
Eli Lilly & Co.	555,478	460,902,316
Enovis Corp.(a)	43,333	1,788,353
Glaukos Corp.(a)	23,800	3,147,550
GRAIL, Inc.(a)	16,116	218,694
GSK PLC - ADR	868,150	31,913,194

The accompanying notes are an integral part of these financial statements.

3

PRIMECAP Odyssey Growth Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Humana, Inc.	2,000	$515,660
Illumina, Inc.(a)	138,800	20,006,632
Insulet Corp.(a)	202,237	46,823,933
IQVIA Holdings, Inc.(a)	20,100	4,136,982
LivaNova PLC(a)	798,500	41,218,570
Merck & Co., Inc.	14,800	1,514,336
Nektar Therapeutics(a)	1,509,856	1,796,729
Neurocrine Biosciences, Inc.(a)	70,950	8,533,157
Novartis AG - ADR	150,136	16,274,742
OraSure Technologies, Inc.(a)	101,800	413,817
QIAGEN N.V. - EUR(a)	117,000	4,958,279
Revvity, Inc.	46,340	5,495,461
Rhythm Pharmaceuticals, Inc.(a)	1,986,102	94,796,648
Roche Holding AG - CHF	6,500	2,014,373
Siemens Healthineers AG - EUR	60,700	3,168,810
Stryker Corp.	10,800	3,847,824
Thermo Fisher Scientific, Inc.	54,430	29,736,198
Waters Corp.(a)	4,000	1,292,440
Xencor, Inc.(a)	2,591,100	54,439,011
Zimmer Biomet Holdings, Inc.	249,720	26,700,062
		1,730,648,122
Industrials - 17.6%
AECOM	1,517,952	162,117,274
Airbus SE - EUR	192,601	29,379,558
Amentum Holdings, Inc.(a)	583,614	17,356,680
American Airlines Group, Inc.(a)	2,917,201	39,090,493
AMETEK, Inc.	40,000	7,333,600
Carrier Global Corp.	33,600	2,443,392
Chart Industries, Inc.(a)	22,000	2,655,840
Curtiss-Wright Corp.	113,470	39,142,611
Delta Air Lines, Inc.	1,260,100	72,102,922
FedEx Corp.	180,000	49,293,000
General Dynamics Corp.	53,900	15,717,779
IDEX Corp.	35,760	7,675,526
J.B. Hunt Transport Services, Inc.	54,700	9,879,914
Jacobs Solutions, Inc.	581,084	81,688,789
JetBlue Airways Corp.(a)	121,300	691,410
Lyft, Inc. - Class A(a)	470,706	6,105,057
Nextracker, Inc. - Class A(a)	787,014	31,338,898
Norfolk Southern Corp.	22,500	5,634,675
Saia, Inc.(a)	19,600	9,576,756
Siemens AG - EUR	579,624	112,765,635
Southwest Airlines Co.	2,152,500	65,823,450
Stratasys Ltd.(a)	912,189	6,522,151
Textron, Inc.	214,300	17,234,006
TransDigm Group, Inc.	14,100	18,362,430
Uber Technologies, Inc.(a)	114,900	8,278,545
Union Pacific Corp.	24,500	5,685,715
United Airlines Holdings, Inc.(a)	1,561,050	122,167,773
Xometry, Inc. - Class A(a)(b)	4,058,058	79,862,582
		1,025,926,461

	Shares	Value
Information Technology - 23.1%
Adobe, Inc.(a)	113,000	$54,023,040
Altair Engineering, Inc. - Class A(a)	227,763	23,685,074
Analog Devices, Inc.	141,000	31,458,510
Applied Materials, Inc.	138,900	25,221,462
AppLovin Corp. - Class A(a)	61,400	10,400,546
Arm Holdings PLC - ADR(a)	64,000	9,043,200
ASML Holding N.V. - ADR	31,900	21,454,345
Autodesk, Inc.(a)	3,000	851,400
Broadcom, Inc.	25,550	4,337,624
Dell Technologies, Inc. - Class C	36,400	4,500,132
Descartes Systems Group, Inc. (The)(a)	165,300	17,179,629
DocuSign, Inc.(a)	14,200	985,196
Flex Ltd.(a)	3,898,329	135,155,066
FormFactor, Inc.(a)	481,518	18,288,054
Gartner, Inc.(a)	1,300	653,250
Hewlett Packard Enterprise Co.	1,525,600	29,733,944
HP, Inc.	401,736	14,269,663
Intel Corp.	2,653,200	57,096,864
Intuit, Inc.	4,500	2,746,350
Jabil, Inc.	427,700	52,645,593
Keysight Technologies, Inc.(a)	14,570	2,171,076
KLA Corp.	173,924	115,873,387
L.M. Ericsson Telephone Co. - ADR	1,406,900	11,789,822
Marvell Technology, Inc.	178,200	14,275,602
MaxLinear, Inc.(a)	257,500	3,339,775
Micron Technology, Inc.	1,764,100	175,792,565
Microsoft Corp.	335,600	136,371,060
NetApp, Inc.	257,111	29,647,469
Nutanix, Inc. - Class A(a)	379,980	23,596,758
NVIDIA Corp.	632,000	83,904,320
Okta, Inc. - Class A(a)	18,500	1,329,965
Oracle Corp.	265,600	44,578,304
OSI Systems, Inc.(a)	72,600	9,598,446
Palo Alto Networks, Inc.(a)	28,350	10,215,355
QUALCOMM, Inc.	171,650	27,939,471
Salesforce, Inc.	46,600	13,577,842
Teradyne, Inc.	74,590	7,922,204
Texas Instruments, Inc.	301,595	61,272,040
Trimble, Inc.(a)	313,000	18,936,500
Universal Display Corp.	188,019	33,903,586
Wolfspeed, Inc.(a)	726,200	9,665,722
		1,349,430,211
Materials - 0.6%
Albemarle Corp.	257,540	24,396,764
Ivanhoe Mines Ltd. - Class A - CAD(a)	600,000	7,933,350
Linde PLC	10,900	4,972,035
		37,302,149
TOTAL COMMON STOCKS (Cost $2,591,010,862)		5,753,914,969

The accompanying notes are an integral part of these financial statements.

4

PRIMECAP Odyssey Growth Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc. - CVR (Issue Date 12/23/22)(a)(c)(d)	387,250	$394,995
Epizyme, Inc. - CVR (Issue Date 8/15/22)(a)(c)(d)	4,207,543	84,151
Total Health Care		479,146
TOTAL RIGHTS (Cost $0)		479,146
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 4.66%(e)	97,202,468	97,202,468
TOTAL SHORT-TERM INVESTMENTS (Cost $97,202,468)		97,202,468
TOTAL INVESTMENTS - 100.1% (Cost $2,688,213,330)		$5,851,596,583
Liabilities in Excess of Other Assets - (0.1)%		(6,400,006)
TOTAL NET ASSETS - 100.0%		$5,845,196,577

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
ADR - American Depositary Receipt
CAD - Canadian Dollars
CHF - Swiss Francs
CVR - Contingent Value Rights
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen
(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security.
(d)	Fair-valued security. (Note 4)
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 6.5%
Alphabet, Inc. - Class A	621,800	$ 106,396,198
Alphabet, Inc. - Class C	481,840	83,208,949
Baidu, Inc. - ADR(a)	1,048,590	95,662,866
Electronic Arts, Inc.	75,500	11,389,175
Ibotta, Inc. - Class A(a)	56,130	4,113,768
IMAX Corp.(a)	562,000	13,656,600
Live Nation Entertainment, Inc.(a)	63,795	7,472,946
Madison Square Garden Entertainment Corp.(a)	76,100	3,174,131
Meta Platforms, Inc. - Class A	34,300	19,467,994
Netflix, Inc.(a)	16,500	12,474,495
Pinterest, Inc. - Class A(a)	1,310,750	41,668,742
Sphere Entertainment Co.(a)	392,223	16,398,844
T-Mobile US, Inc.	84,830	18,930,663
WildBrain Ltd. - CAD(a)	4,895,400	3,867,519
ZoomInfo Technologies, Inc.(a)	760,537	8,403,934
		446,286,824
Consumer Discretionary - 12.6%
Alibaba Group Holding Ltd. - ADR	1,281,600	125,571,168
Amazon.com, Inc.(a)	173,000	32,247,200
Boot Barn Holdings, Inc.(a)	62,370	7,768,183
Burlington Stores, Inc.(a)	90,400	22,398,408
Capri Holdings Ltd.(a)	340,937	6,730,096
CarMax, Inc.(a)	725,400	52,504,452
Carvana Co.(a)	36,400	9,002,084
Deckers Outdoor Corp.(a)	15,600	2,509,884
Duolingo, Inc.(a)	4,000	1,171,880
eBay, Inc.	214,740	12,349,697
Entain PLC - GBP	3,134,108	30,142,463
Etsy, Inc.(a)	14,200	730,448
Flutter Entertainment PLC - GBP(a)	22,700	5,310,297
Gildan Activewear, Inc.	95,535	4,671,661
GrowGeneration Corp.(a)	846,100	1,738,736
iRobot Corp.(a)	172,000	1,501,560
Mobileye Global, Inc. - Class A(a)	340,900	4,639,649
Norwegian Cruise Line Holdings Ltd.(a)	820,400	20,788,936
Ollie’s Bargain Outlet Holdings, Inc.(a)	128,900	11,836,887
Restaurant Brands International, Inc.	20,000	1,391,000
Rivian Automotive, Inc. - Class A(a)	15,300	154,530
Royal Caribbean Cruises Ltd.	570,300	117,681,405
Savers Value Village, Inc.(a)	398,600	4,077,678
Sony Group Corp. - ADR	9,894,550	174,144,080
Tapestry, Inc.	325,000	15,421,250
Tesla, Inc.(a)	627,590	156,803,362
Ulta Beauty, Inc.(a)	22,400	8,265,152
XPeng, Inc. - ADR(a)	3,423,130	38,441,750
		869,993,896

	Shares	Value
Consumer Staples - 0.7%
BellRing Brands, Inc.(a)	115,729	$ 7,618,440
Dollar General Corp.	7,000	560,280
e.l.f. Beauty, Inc.(a)	79,515	8,368,954
Performance Food Group Co.(a)	366,300	29,761,875
		46,309,549
Energy - 1.3%
Coterra Energy, Inc.	499,350	11,944,452
EOG Resources, Inc.	115,300	14,061,988
New Fortress Energy, Inc.	3,044,500	25,604,245
Transocean Ltd.(a)	8,214,982	35,653,022
		87,263,707
Financials - 5.9%
CME Group, Inc. - Class A	195,671	44,096,416
Discover Financial Services	166,713	24,745,211
Flywire Corp.(a)	1,818,383	31,676,232
Galaxy Digital Holdings Ltd. - CAD(a)	116,700	1,516,216
LPL Financial Holdings, Inc.	16,000	4,514,880
MarketAxess Holdings, Inc.	558,040	161,507,937
Marqeta, Inc. - Class A(a)	451,600	2,556,056
Morgan Stanley	217,533	25,288,211
NMI Holdings, Inc. - Class A(a)	436,300	16,876,084
Progressive Corp. (The)	97,950	23,785,198
Tradeweb Markets, Inc. - Class A	503,000	63,881,000
WEX, Inc.(a)	15,500	2,675,300
		403,118,741
Health Care - 27.6%
10X Genomics, Inc. - Class A(a)	132,600	2,125,578
Accuray, Inc.(a)	137,800	238,394
Alkermes PLC(a)	907,835	23,331,360
Allogene Therapeutics, Inc.(a)	1,835,770	4,690,392
Amicus Therapeutics, Inc.(a)	1,005,800	11,486,236
BeiGene Ltd. - ADR(a)	705,057	142,872,750
Biogen, Inc.(a)	869,794	151,344,156
BioMarin Pharmaceutical, Inc.(a)	1,894,130	124,804,226
BioNTech SE - ADR(a)	1,196,599	135,335,347
Boston Scientific Corp.(a)	539,010	45,287,620
Bridgebio Pharma, Inc.(a)	427,200	10,000,752
Cerus Corp.(a)	3,226,361	5,065,387
Charles River Laboratories International, Inc.(a)	13,750	2,455,475
Elanco Animal Health, Inc.(a)	626,992	7,925,179
Eli Lilly & Co.	464,094	385,077,356
Exact Sciences Corp.(a)	437,600	30,163,768
FibroGen, Inc.(a)	150,000	45,210
Galapagos N.V. - ADR(a)	593,800	15,700,072
Glaukos Corp.(a)	827,065	109,379,346
Globus Medical, Inc. - Class A(a)	40,150	2,952,631
GRAIL, Inc.(a)	1,490,519	20,226,343
Health Catalyst, Inc.(a)	1,635,100	12,704,727
Illumina, Inc.(a)	201,210	29,002,409

The accompanying notes are an integral part of these financial statements.

6

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Immunocore Holdings PLC - ADR(a)	658,330	$20,296,314
Immunome, Inc.(a)	239,600	2,748,212
Insulet Corp.(a)	317,696	73,556,155
LivaNova PLC(a)	1,019,140	52,608,007
Mural Oncology PLC(a)	45,260	159,315
Nektar Therapeutics(a)	3,604,176	4,288,969
Nurix Therapeutics, Inc.(a)	217,000	5,333,860
OraSure Technologies, Inc.(a)	271,400	1,103,241
Penumbra, Inc.(a)	19,220	4,398,881
PolyPeptide Group AG - CHF(a)	891,304	29,735,883
Pulmonx Corp.(a)(b)	3,791,931	23,699,569
QIAGEN N.V. - EUR(a)	181,170	7,677,705
Repligen Corp.(a)	12,800	1,718,656
Rhythm Pharmaceuticals, Inc.(a)(b)	4,680,380	223,394,537
Roche Holding AG - CHF	47,005	14,567,015
Standard BioTools, Inc.(a)	379,900	744,604
Wave Life Sciences Ltd.(a)	2,494,960	34,205,902
Xencor, Inc.(a)(b)	5,850,857	122,926,506
Zentalis Pharmaceuticals, Inc.(a)	1,129,510	3,083,562
		1,898,461,607
Industrials - 14.4%
AECOM	1,502,620	160,479,816
Alaska Air Group, Inc.(a)	381,100	18,258,501
Allegiant Travel Co.	25,100	1,631,751
Amentum Holdings, Inc.(a)	847,400	25,201,676
American Airlines Group, Inc.(a)	5,368,200	71,933,880
Array Technologies, Inc.(a)	837,900	5,471,487
Axon Enterprise, Inc.(a)	65,400	27,696,900
Chart Industries, Inc.(a)	39,300	4,744,296
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR(a)	41,000	301,760
Curtiss-Wright Corp.	178,290	61,502,918
Delta Air Lines, Inc.	2,146,837	122,842,013
FedEx Corp.	33,500	9,173,975
Frontier Group Holdings, Inc.(a)	263,800	1,603,904
GFL Environmental, Inc.	356,300	14,893,340
Gibraltar Industries, Inc.(a)	95,600	6,452,044
Griffon Corp.	191,100	12,016,368
Hertz Global Holdings, Inc.(a)	296,200	823,436
Jacobs Solutions, Inc.	729,140	102,502,501
JetBlue Airways Corp.(a)	1,242,100	7,079,970
Li-Cycle Holdings Corp.(a)	131,050	326,315
Lyft, Inc. - Class A(a)	614,910	7,975,383
Nextracker, Inc. - Class A(a)	945,714	37,658,331
NN, Inc.(a)	330,000	1,039,500
Old Dominion Freight Line, Inc.	5,200	1,046,864
Ryanair Holdings PLC - ADR	39,500	1,748,270
Southwest Airlines Co.	1,535,500	46,955,590
Stratasys Ltd.(a)	708,970	5,069,136

	Shares	Value
Sun Country Airlines Holdings, Inc.(a)	51,815	$ 728,001
TransDigm Group, Inc.	36,700	47,794,410
Uber Technologies, Inc.(a)	318,200	22,926,310
United Airlines Holdings, Inc.(a)	1,873,740	146,638,892
VSE Corp.	97,500	10,005,450
WillScot Holdings Corp.(a)	120,000	3,976,800
XPO, Inc.(a)	40,000	5,221,200
		993,720,988
Information Technology - 27.7%
Adobe, Inc.(a)	124,650	59,592,672
Ambarella, Inc.(a)	28,700	1,612,653
Applied Materials, Inc.	77,500	14,072,450
AppLovin Corp. - Class A(a)	69,400	11,755,666
Arlo Technologies, Inc.(a)	2,988,100	30,359,096
ASML Holding N.V. - ADR	34,200	23,001,210
Aurora Innovation, Inc. - Class A(a)	3,295,500	17,120,122
Autodesk, Inc.(a)	37,700	10,699,260
Axcelis Technologies, Inc.(a)	896,976	76,521,023
Broadcom, Inc.	146,900	24,939,213
Credo Technology Group Holding Ltd.(a)	540,500	20,376,850
Crowdstrike Holdings, Inc. - Class A(a)	112,210	33,311,783
CyberArk Software Ltd.(a)	59,500	16,452,940
Dell Technologies, Inc. - Class C	83,000	10,261,290
Descartes Systems Group, Inc. (The)(a)	215,741	22,421,962
DocuSign, Inc.(a)	221,200	15,346,856
Flex Ltd.(a)	5,358,515	185,779,715
FormFactor, Inc.(a)	790,855	30,036,673
Gitlab, Inc. - Class A(a)	159,300	8,562,375
Hewlett Packard Enterprise Co.	565,000	11,011,850
HP, Inc.	184,000	6,535,680
HubSpot, Inc.(a)	88,950	49,348,570
indie Semiconductor, Inc. - Class A(a)(b)	16,250,460	53,789,023
Intuit, Inc.	73,200	44,673,960
Jabil, Inc.	563,000	69,299,670
Jamf Holding Corp.(a)	39,000	648,960
Keysight Technologies, Inc.(a)	35,000	5,215,350
KLA Corp.	167,015	111,270,403
Marvell Technology, Inc.	153,400	12,288,874
MaxLinear, Inc.(a)	1,491,020	19,338,529
Micron Technology, Inc.	2,818,050	280,818,683
MongoDB, Inc.(a)	13,900	3,758,560
NetApp, Inc.	563,692	64,999,325
nLIGHT, Inc.(a)	184,343	2,300,601
Nutanix, Inc. - Class A(a)	1,201,925	74,639,542
NVIDIA Corp.	1,102,590	146,379,848
Okta, Inc. - Class A(a)	318,600	22,904,154
OneStream, Inc.(a)	30,200	891,504
OSI Systems, Inc.(a)	190,800	25,225,668
Palo Alto Networks, Inc.(a)	70,035	25,235,712

The accompanying notes are an integral part of these financial statements.

7

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
PROS Holdings, Inc.(a)	72,793	$1,441,301
QUALCOMM, Inc.	306,623	49,909,026
Rapid7, Inc.(a)	94,900	3,835,858
RingCentral, Inc. - Class A(a)	9,000	324,090
Trimble, Inc.(a)	482,970	29,219,685
Unity Software, Inc.(a)	52,300	1,050,184
Universal Display Corp.	661,329	119,250,845
Western Digital Corp.(a)	187,000	12,212,970
Wolfspeed, Inc.(a)	1,401,300	18,651,303
Zoom Video Communications, Inc. - Class A(a)	370,700	27,706,118
		1,906,399,655
Materials - 1.0%
Albemarle Corp.	114,600	10,856,058
Bioceres Crop Solutions Corp.(a)	2,000	13,440
Ingevity Corp.(a)	54,500	2,277,555
Ivanhoe Electric, Inc.(a)	331,100	3,360,665
Ivanhoe Mines Ltd. - Class A - CAD(a)	2,855,600	37,757,457
Perimeter Solutions SA(a)	1,187,852	15,774,675
		70,039,850
Real Estate - 0.1%
EPR Properties	128,200	5,816,434
TOTAL COMMON STOCKS (Cost $3,397,902,661)		6,727,411,251
RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc. - CVR (Issue Date 12/23/22)(a)(c)(d)	349,922	356,921
Epizyme, Inc. - CVR (Issue Date 8/15/22)(a)(c)(d)	10,344,756	206,895
Total Health Care		563,816
TOTAL RIGHTS (Cost $0)		563,816
WARRANTS - 0.0%
Materials - 0.0%
Perimeter Solutions SA (Expiration Date 11/8/24)(a)	364,100	120,153
TOTAL WARRANTS (Cost $3,641)		120,153

	Shares	Value
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 4.66%(e)	158,983,867	$158,983,867
TOTAL SHORT-TERM INVESTMENTS (Cost $158,983,867)		158,983,867
TOTAL INVESTMENTS - 100.1% (Cost $3,556,890,169)		$6,887,079,087
Liabilities in Excess of Other Assets - (0.1)%		(4,221,639)
TOTAL NET ASSETS - 100.0%		$6,882,857,448

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
ADR - American Depositary Receipt
CAD - Canadian Dollars
CHF - Swiss Francs
CVR - Contingent Value Rights
EUR - Euros
GBP - British Pound Sterling
(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security.
(d)	Fair-valued security. (Note 4)
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

PRIMECAP Odyssey Funds
Statements of Assets and Liabilities
October 31, 2024

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$2,328,698,519	$2,599,737,898	$3,132,713,733
Investments, at cost (affiliated)	—	88,475,432	424,176,436
Investments, at value (unaffiliated)	5,234,618,056	5,771,734,001	6,463,269,452
Investments, at value (affiliated)	—	79,862,582	423,809,635
Receivable for investments sold	555,455	2,200,936	8,921,622
Receivable for dividends and interest	6,922,731	6,531,968	2,673,673
Receivable for fund shares sold	506,049	420,018	363,855
Prepaid expenses and other assets	54,384	54,850	68,776
Total assets	5,242,656,675	5,860,804,355	6,899,107,013
LIABILITIES
Payable for investments purchased	332,447	109,905	868,366
Payable for fund shares repurchased	4,571,918	5,991,349	4,506,862
Payable to the advisor (Note 6)	7,407,803	8,265,932	9,521,440
Payable for shareholder servicing	837,046	888,907	988,423
Payable to custodian	20,970	24,963	24,999
Other accrued expenses and liabilities	336,140	326,722	339,475
Total liabilities	13,506,324	15,607,778	16,249,565
NET ASSETS	$ 5,229,150,351	$5,845,196,577	$6,882,857,448
Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	132,384,372	145,052,285	148,747,622
Net asset value, offering and redemption price per share	$39.50	$40.30	$46.27
Components of Net Assets
Paid-in capital	$1,566,337,403	$1,745,200,277	$2,970,649,354
Total distributable earnings	3,662,812,948	4,099,996,300	3,912,208,094
Net Assets	$5,229,150,351	$5,845,196,577	$6,882,857,448

The accompanying notes are an integral part of these financial statements

9

PRIMECAP Odyssey Funds
Statements of Operations
For the Year Ended October 31, 2024

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$81,429,051	$61,378,121	$34,219,370
Interest income	7,675,161	7,857,393	12,419,548
Total investment income	89,104,212	69,235,514	46,638,918
EXPENSES
Advisory fees (Note 6)	30,958,259	35,365,762	38,429,054
Shareholder servicing	4,968,631	5,246,238	5,435,917
Trustee fees	260,141	260,215	260,215
Custody	119,656	142,308	138,409
Other	1,160,934	1,173,521	1,215,353
Total expenses	37,467,621	42,188,044	45,478,948
Net investment income	51,636,591	27,047,470	1,159,970
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	858,471,255	1,187,319,680	735,070,785
Investments (affiliated)	—	(312,488)	4,441,205
Foreign currency transactions	7,658	145	40,229
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	549,632,038	383,649,085	810,892,577
Investments (affiliated)	—	19,506,503	103,864,742
Foreign currency translations	111,715	117,894	50,547
Net realized and unrealized gain on investments and foreign currency	1,408,222,666	1,590,280,819	1,654,360,085
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,459,859,257	$1,617,328,289	$1,655,520,055

(1)	Net of foreign taxes withheld of $1,328,805, $1,116,258, and $386,426, respectively.
The accompanying notes are an integral part of these financial statements.

10

PRIMECAP Odyssey Stock Fund
Statements of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$51,636,591	$65,607,784
Net realized gain (loss) on:
Investments	858,471,255	542,618,630
Foreign currency transactions	7,658	(22,646)
Change in unrealized appreciation/depreciation on:
Investments	549,632,038	(144,459,268)
Foreign currency translations	111,715	239,197
Net increase in net assets resulting from operations	1,459,859,257	463,983,697
Net distributions to shareholders	(543,292,220)	(623,026,904)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	365,296,780	424,348,515
Proceeds from reinvestment of distributions	520,727,056	603,545,405
Cost of shares repurchased	(1,804,771,265)	(1,436,622,953)
Net decrease from capital share transactions	(918,747,429)	(408,729,033)
Total decrease in net assets	(2,180,392)	(567,772,240)
NET ASSETS
Beginning of year	5,231,330,743	5,799,102,983
End of year	$5,229,150,351	$5,231,330,743
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year	155,863,842	166,752,590
Shares sold	9,840,806	12,399,802
Shares issued on reinvestment of distributions	15,097,914	18,807,897
Shares repurchased	(48,418,190)	(42,096,447)
Decrease in capital shares	(23,479,470)	(10,888,748)
Shares outstanding, end of year	132,384,372	155,863,842

The accompanying notes are an integral part of these financial statements.

11

PRIMECAP Odyssey Growth Fund
Statements of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$27,047,470	$33,113,325
Net realized gain on:
Investments	1,187,007,192	900,110,645
Foreign currency transactions	145	8,084
Change in unrealized appreciation/depreciation on:
Investments	403,155,588	(289,754,450)
Foreign currency translations	117,894	259,701
Net increase in net assets resulting from operations	1,617,328,289	643,737,305
Net distributions to shareholders	(831,948,160)	(759,221,460)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	321,730,178	494,456,847
Proceeds from reinvestment of distributions	797,037,283	727,799,102
Cost of shares repurchased	(2,333,864,632)	(1,789,442,494)
Net decrease from capital share transactions	(1,215,097,171)	(567,186,545)
Total decrease in net assets	(429,717,042)	(682,670,700)
NET ASSETS
Beginning of year	6,274,913,619	6,957,584,319
End of year	$5,845,196,577	$6,274,913,619
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year	175,469,794	189,577,840
Shares sold	8,480,375	13,632,185
Shares issued on reinvestment of distributions	22,146,076	21,280,675
Shares repurchased	(61,043,960)	(49,020,906)
Decrease in capital shares	(30,417,509)	(14,108,046)
Shares outstanding, end of year	145,052,285	175,469,794

The accompanying notes are an integral part of these financial statements.

12

PRIMECAP Odyssey Aggressive Growth Fund
Statements of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$1,159,970	$(6,012,989)
Net realized gain on:
Investments	739,511,990	461,964,269
In-kind redemptions	—	152,903,699
Foreign currency transactions	40,229	15,937
Change in unrealized appreciation/depreciation on:
Investments	914,757,319	20,728,661
Foreign currency translations	50,547	60,395
Net increase in net assets resulting from operations	1,655,520,055	629,659,972
NET DISTRIBUTIONS TO SHAREHOLDERS	(384,018,326)	(641,269,952)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	396,539,842	746,030,472
Proceeds from reinvestment of distributions	367,519,346	610,014,476
Cost of shares repurchased	(1,506,111,302)	(1,922,098,498)
Other capital contribution	—	78(1)
Net decrease from capital share transactions	(742,052,114)	(566,053,472)
Total increase (decrease) in net assets	529,449,615	(577,663,452)
NET ASSETS
Beginning of year	6,353,407,833	6,931,071,285
End of year	$6,882,857,448	$6,353,407,833
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year	165,450,352	178,104,760
Shares sold	9,092,025	18,814,530
Shares issued on reinvestment of distributions	8,686,347	16,371,832
Shares repurchased	(34,481,102)	(47,840,770)
Decrease in capital shares	(16,702,730)	(12,654,408)
Shares outstanding, end of year	148,747,622	165,450,352

(1)	During the year ended October 31, 2023, the Transfer Agent reimbursed the Aggressive Growth Fund $78 for a net loss realized related to a shareholder redemption.
The accompanying notes are an integral part of these financial statements.

13

PRIMECAP Odyssey Stock Fund
Financial Highlights
For a capital share outstanding throughout each year.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$33.56	$34.78	$42.97	$31.89	$34.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.35	0.40	0.35	0.27	0.40
Net realized and unrealized gain (loss) on investments and foreign currency	9.15	2.25	(4.78)	13.57	(0.76)
Total from investment operations	9.50	2.65	(4.43)	13.84	(0.36)
LESS:
Dividends from net investment income	(0.43)	(0.41)	(0.28)	(0.48)	(0.47)
Distributions from net realized gain	(3.13)	(3.46)	(3.48)	(2.28)	(1.61)
Total distributions	(3.56)	(3.87)	(3.76)	(2.76)	(2.08)
Net asset value, end of year	$39.50	$33.56	$34.78	$42.97	$31.89
Total return	29.83%	8.13%	(11.33)%	45.44%	(1.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$5,229.2	$5,231.3	$5,799.1	$7,733.6	$6,244.6
Ratio of expenses to average net assets	0.67%	0.67%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	0.92%	1.15%	0.93%	0.67%	1.28%
Portfolio turnover rate	3%	4%	4%	6%	8%

(1)	Calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

14

PRIMECAP Odyssey Growth Fund
Financial Highlights
For a capital share outstanding throughout each year.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$35.76	$36.70	$50.78	$40.31	$39.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.16	0.18	0.16	0.05	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	9.26	3.04	(8.21)	15.72	2.57
Total from investment operations	9.42	3.22	(8.05)	15.77	2.73
LESS:
Dividends from net investment income	(0.19)	(0.21)	(0.05)	(0.17)	(0.20)
Distributions from net realized gain	(4.69)	(3.95)	(5.98)	(5.13)	(1.90)
Total distributions	(4.88)	(4.16)	(6.03)	(5.30)	(2.10)
Net asset value, end of year	$40.30	$35.76	$36.70	$50.78	$40.31
Total return	27.97%	9.30%	(17.61)%	41.97%	6.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$5,845.2	$6,274.9	$6,957.6	$10,168.5	$8,606.4
Ratio of expenses to average net assets	0.66%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.42%	0.48%	0.40%	0.10%	0.42%
Portfolio turnover rate	5%	7%	4%	7%	9%

(1)	Calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

15

PRIMECAP Odyssey Aggressive Growth Fund
Financial Highlights
For a capital share outstanding throughout each year.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$38.40	$38.92	$60.37	$48.07	$43.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.01	(0.03)	(0.09)	(0.22)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	10.24	3.42	(15.51)	16.73	7.10
Total from investment operations	10.25	3.39	(15.60)	16.51	7.00
LESS:
Dividends from net investment income	(0.01)	—	—	—	—
Distributions from net realized gain	(2.37)	(3.91)	(5.85)	(4.21)	(2.39)
Total distributions	(2.38)	(3.91)	(5.85)	(4.21)	(2.39)
Net asset value, end of year	$46.27	$38.40	$38.92	$60.37	$48.07
Total return	27.27%	9.01%	(28.21)%	35.53%	16.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$6,882.9	$6,353.4	$6,931.1	$11,735.2	$9,571.4
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	0.02%	(0.09)%	(0.19)%	(0.39)%	(0.23)%
Portfolio turnover rate	9%	5%	4%	9%	17%

(1)	Calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

16

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2024
(1) Organization
PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund (the “Stock Fund”), PRIMECAP Odyssey Growth Fund (the “Growth Fund”), and PRIMECAP Odyssey Aggressive Growth Fund (the “Aggressive Growth Fund”) (each a “Fund” and collectively the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.
Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting.
(2) Significant Accounting Policies
The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.
A.
Security Valuation – Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Funds’ valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.
B.
Share Valuation – The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

C.
Foreign Currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of

17

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2024(Continued)
exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.
D.
Federal Income Taxes – Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.
Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. As of October 31, 2024, open tax years include the tax years ended October 31, 2021 through October 31, 2024. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.
E.
Allocation of Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.
Security Transactions, Investment Income, and Distributions – Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.
Indemnification Obligations – Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

18

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2024(Continued)
(3) Investment Transactions
The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the year ended October 31, 2024 were as follows:

Fund	Purchases	Sales
Stock Fund	$176,915,186	$1,519,974,653
Growth Fund	$299,730,372	$2,325,315,866
Aggressive Growth Fund	$573,683,891	$1,693,734,784

(4) Valuation Measurements
The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.
Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of October 31, 2024. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stock Fund	Common Stocks(1)	$4,877,279,251	$247,268,611	$—	$5,124,547,862
	Short-Term Investments	110,070,194	—	—	110,070,194
	Total Investments	$4,987,349,445	$247,268,611	$—	$5,234,618,056
Growth Fund	Common Stocks(1)	$5,557,670,597	$196,244,372	$—	$5,753,914,969
	Rights(2)	—	—	479,146	479,146
	Short-Term Investments	97,202,468	—	—	97,202,468
	Total Investments	$5,654,873,065	$196,244,372	$479,146	$5,851,596,583

19

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2024(Continued)

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Aggressive Growth Fund	Common Stocks(1)	$6,639,977,888	$87,433,363	$—	$6,727,411,251
	Rights(2)	—	—	563,816	563,816
	Warrants(3)	120,153	—	—	120,153
	Short-Term Investments	158,983,867	—	—	158,983,867
	Total Investments	$6,799,081,908	$87,433,363	$563,816	$6,887,079,087

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Health Care
(3)	Materials
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.
ABIOMED, Inc. - CVR (Issue Date 12/23/22)

	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2023	$394,995	$356,921
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Balance at October 31, 2024	$394,995	$356,921

During the year ended October 31, 2024, the Funds determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.
Epizyme, Inc. - CVR (Issue Date 8/15/22)

	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2023	$84,151	$206,895
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Balance at October 31, 2024	$84,151	$206,895

During the year ended October 31, 2024, the Funds determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

20

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2024(Continued)
(5) Distribution to Shareholders
Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.
As of October 31, 2024, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$2,348,927,174	$2,734,434,577	$3,604,398,067
Gross tax unrealized appreciation	3,137,960,574	3,455,946,520	4,081,910,348
Gross tax unrealized depreciation	(252,269,692)	(338,784,514)	(799,229,328)
Net tax unrealized appreciation	2,885,690,882	3,117,162,006	3,282,681,020
Undistributed ordinary income	44,984,177	34,572,704	1,762,520
Undistributed long-term capital gain	732,137,889	948,261,590	627,764,554
Total distributable earnings	777,122,066	982,834,294	629,527,074
Other accumulated gain (loss)	—	—	—
Total accumulated gain	$3,662,812,948	$4,099,996,300	$3,912,208,094

(1)	At October 31, 2024 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.
U.S. GAAP requires that permanent book-to-tax differences be reclassified among the components of net assets. These reclassifications have no effect on net assets or NAV. For the fiscal year ended October 31, 2024, the following reclassifications were made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
Stock Fund	$7,618	$(120,428,700)	$120,421,082
Growth Fund	$47,552	$(207,404,065)	$207,356,513
Aggressive Growth Fund	$280,592	$(102,670,079)	$102,389,487

The Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net realized capital gains. The PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund reclassified $120,421,082, $207,356,513, and $102,389,487, respectively, from Accumulated Net Realized Gain to Paid In Capital. Other permanent book-to-tax differences that required reclassification among the Funds’ capital accounts related to foreign currency adjustments and net operating losses.
Tax components of dividends paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	October 31, 2024		October 31, 2023
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$72,271,893	$471,020,327	$70,023,060	$553,003,844
Growth Fund	$40,741,870	$791,206,290	$52,353,122	$706,868,338
Aggressive Growth Fund	$2,357,310	$381,661,016	$—	$641,269,952

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2024.

21

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2024(Continued)
(6) Investment Advisory and Other Agreements
The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives an annual fee, payable on a quarterly basis, at the annual rate of 0.60% on the first $100 million of each Fund’s average daily assets, 0.55% on the next $9.9 billion of each Fund’s average daily net assets, and 0.50% on each Fund’s average daily assets in excess of $10 billion. For the year ended October 31, 2024, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant, and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.
(7) Other Affiliates
Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:
PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2023	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at October 31, 2024
Xometry, Inc. - Class A	$53,124,640	$7,761,551	$217,624	$ —	$(312,488)	$19,506,503	$79,862,582
Total	$53,124,640	$7,761,551	$217,624	$—	$(312,488)	$19,506,503	$79,862,582

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2023	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at October 31, 2024
indie Semiconductor, Inc. - Class A(1)	$N/A	$64,882,454	$—	$ —	$—	$(31,101,844)	$53,789,023
Pulmonx Corp.	32,935,875	1,212,238	623,669	—	(3,597,341)	(6,227,534)	23,699,569
Rhythm Pharmaceuticals, Inc.	123,983,070	542,239	29,425,925	—	8,673,437	119,621,716	223,394,537
Xencor, Inc.	98,407,239	4,333,652	751,898	—	(634,891)	21,572,404	122,926,506
Total	$255,326,184	$70,970,583	$30,801,492	$—	$4,441,205	$103,864,742	$423,809,635

(1)	As of October 31, 2023, the company was not an affiliate.
(8) Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $100 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 15% of the Fund’s gross market value. The interest rate on loans under the Loan Agreement equals the prime rate per annum, payable monthly. For the year ended October 31, 2024, the Funds did not borrow under the Loan Agreement.

22

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2024(Continued)
(9) Other Matters
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. The ultimate economic fallout from these disruptions and the long-term impact on economies, markets, industries, and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments and may negatively impact the value of each Fund’s investments and lead to losses.
(10) Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of PRIMECAP Odyssey Funds and Shareholders of PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (constituting PRIMECAP Odyssey Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024 , including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 16, 2024
We have served as the auditor of one or more investment companies in PRIMECAP Odyssey Funds Investment Company Complex since 2004.

24

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)
PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund designate 100%, 100%, and 66.06%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2024 as qualified dividend income.
PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund designate 100%, 100%, and 100%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2024 as dividends qualifying for the dividends received deduction available for corporate shareholders.
PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund designate 10.36%, 19.15%, and 33.94%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2024 as short-term capital gain under Internal Revenue Code Section 871(k)(2)(C).
BOARD APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Board”) of PRIMECAP Odyssey Funds (the “Trust”) is comprised of eight Trustees, six of whom are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”). In October 2024, at an in-person meeting, the Board of Trustees, including the Independent Trustees, approved a one-year renewal of the Trust’s investment advisory agreement with PRIMECAP Management Company (the “Advisor”) with respect to the series of the Trust (the “Funds”).
General Information
As part of the annual contract review process, the Independent Trustees, through counsel to the Trust and the Independent Trustees, requested and received extensive materials, including information related to the nature, extent, and quality of the services provided to the Funds by the Advisor; information prepared by Broadridge Financial Solutions (“Broadridge”) comparing the performance and risk profile of each Fund to those of relevant market indices and of other funds in the relevant Morningstar, Inc. (“Morningstar”) categories and in a smaller group of funds selected by Broadridge; information from the Advisor regarding the performance of each Fund since inception (in 2004) compared to the return of its benchmark index or indices; information prepared by Broadridge comparing the advisory fees and total expenses to those of other funds in the relevant Morningstar category and peer group; financial information for the Advisor and information related to the profitability to the Advisor of the investment advisory agreement with the Trust; the extent to which the Advisor expects to achieve economies of scale in connection with the services it provides to each Fund; any ancillary or “fall out” benefits that the Advisor may derive from its relationship with the Funds; and the personnel of the Advisor providing services to the Funds. The Independent Trustees also requested and received information regarding the Advisor’s risk controls, risk evaluation processes, compliance program (including brokerage and trading processes), information technology infrastructure (including cyber security measures), business continuity plans, and other matters.
The Trust engaged Broadridge to prepare an independent expense and performance analysis for each Fund. In performing its analyses, Broadridge used data compiled by Morningstar to compare the expenses and performance of each Fund to those of similar funds managed by other advisors identified by Broadridge. The Board reviewed the Broadridge materials, which included information regarding the performance of each Fund compared with the performance of its benchmark index and of the entire universe of funds in its Morningstar retail category, as well as the performance of a group of comparable funds selected by Broadridge from the relevant Morningstar category (each a “Peer Group”), for the one-, three-, five- and ten-year periods ended July 31, 2024 (in each case net of fees); as well as information regarding the advisory fees paid to the Advisor and the total expense ratio of each Fund compared to those of a peer group of comparable funds selected by Broadridge (each an “Expense Peer Group”) from the Fund’s Morningstar retail category.
With respect to investment performance, the Trustees noted that the Advisor had made quarterly presentations to the Board regarding the Funds’ portfolio construction, investment strategies, and results. The Trustees also noted that in addition to meeting with the Funds’ portfolio managers on a quarterly basis, they also received presentations from different investment analysts throughout the year on specific investment sectors and each Fund’s investments in those sectors. In considering the renewal of the agreement, the Board also took into account the Board’s discussion with the Advisor’s investment personnel prior to the meeting with respect to matters relating to the renewal of the advisory agreement, along with other information it had received at past Board and committee meetings with respect to various matters.

25

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)(Continued)
The Trustees reviewed information from counsel to the Trust and the Independent Trustees regarding their responsibilities in considering whether to renew the investment advisory agreement for an additional one-year period. In connection with their deliberations, the Board considered such information and factors that they believed to be relevant. The Board considered renewal of the investment advisory agreement separately for each Fund, although the Board took into account the common interests of all the Funds in its review. In considering these matters, the Board discussed the renewal of the investment advisory agreement with management, and the Independent Trustees met in a private session with counsel to the Trust and the Independent Trustees at which no employees of the Advisor were present.
In deciding to approve the renewal of the investment advisory agreement, the Board and the Independent Trustees did not identify a single factor that was controlling. The Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval. The following summary describes the key factors considered by the Trustees and their conclusions that formed the basis for approving the renewal of the investment advisory agreement in light of the legal advice furnished by counsel and their own business judgment. This summary is not inclusive of all of the factors considered, and each Trustee did not necessarily attribute the same weight to each factor.
Nature, Extent, and Quality of Services
The Board considered the services provided by the Advisor to the Funds under the investment advisory agreement, including the background, education, and experience of the Advisor’s key portfolio management, compliance, and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract, and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also took into account the experience, capability, and integrity of the Advisor’s senior management, the time that senior management commits to the Funds, and the Advisor’s demonstrated commitment to the Funds; its investment philosophy and processes, including its brokerage and trading practices; its disaster recovery and contingency planning; its oversight of the Funds’ internal control environment with regard to compliance with applicable laws and regulations; and the significant investment by each portfolio manager in the Funds that he manages, which helps align his interests with those of Fund shareholders. The Trustees concluded that the nature, extent, and quality of services provided under the investment advisory agreement were of a high level and satisfactory.
Investment Performance
The Board assessed the performance of each Fund compared with the performance of its benchmark(s) and other funds in the Fund’s Morningstar retail category and Peer Group for the one-, three-, five- and ten-year periods ended July 31, 2024, and against the performance of its benchmarks for the period since inception. The Board made the following observations in reviewing the Funds’ performance:
•
The annualized total returns of the PRIMECAP Odyssey Stock Fund outperformed the returns of its benchmark, the S&P 500 Index, for the since inception period ended July 31, 2024, but underperformed compared to the Index for the one-, three- five- and ten-year periods by 4.64%, 1.53%, 2.41% and 1.29%, respectively. The Fund’s annualized total returns were below the median returns of the funds in the Morningstar Large Relative Value category for the one- three-, five and ten-year periods by 3.64%, 0.93% 1.31% and 0.42%. The Fund’s annualized total returns were below the median returns of the Peer Group for the one-, three-, five- and ten-year periods by 3.84%, 1.05%, 2.15% and 0.92%, respectively.

•
The annualized total returns of the PRIMECAP Odyssey Growth Fund outperformed the returns of its primary benchmark, the S&P 500 Index, for the since inception period ended July 31, 2024, but underperformed compared to the Index for the one-, three-, five- and ten-year periods by 8.45%, 4.54%, 3.97% and 1.25%, respectively. The Fund’s annualized total returns underperformed the returns of its secondary benchmark, the Russell 1000 Growth Index, for the one-, three-, five-, and ten-year and since inception periods by 13.24%, 4.40%, 7.38%, 4.41%, and 1.34%, respectively. The Fund’s annualized total returns were below the median returns of the funds in the Morningstar Large Core Growth category for the one-, three-, five- and ten-year periods by 10.85%, 2.68%, 5.03% and 2.71%, respectively. The Fund’s annualized total returns were below the median returns of the Peer Group for the one-, three-, five- and ten-year periods by 9.84%, 2.48%, 4.55% and 1.77%, respectively.

•	The annualized total returns of the PRIMECAP Odyssey Aggressive Growth Fund outperformed the return of its primary benchmark, the S&P 500 Index, for the since inception period ended July 31, 2024, but

26

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)(Continued)
underperformed compared to the Index for the one-, three-, five-, and ten-year periods by 13.56%, 9.76%, 7.17%, and 2.36%, respectively. The Fund’s annualized total returns outperformed the returns of its secondary benchmark, the Russell Mid Cap Growth Index, for the three-year and since inception periods, but underperformed relative to the Index for the one-, five-, and ten-year periods by 3.76%, 1.72%, and 0.13%, respectively. The Fund’s annualized total return was above the median return of the funds in the Morningstar All-Cap Growth category for the three-year period, but the Fund’s annualized total returns were below the median returns of the Morningstar category for the one-, five-, and ten-year periods by 3.00%, 1.51%, and 0.49%, respectively. The Fund’s annualized total returns were below the median returns of the Peer Group for the one-, three-, five-, and ten-year periods by 5.49%, 2.19%, 4.28%, and 0.92%, respectively.
In assessing the performance of the Funds, the Trustees acknowledged that the Funds’ performance struggled to keep pace with that of their respective indices, Peer Groups, and Morningstar categories for the periods included in the Broadridge report as the Advisor stayed committed to its investment philosophy and refused to chase momentum driven stocks during the height of the COVID-19 pandemic, including the Funds’ underweight positions in the “Big 5” tech stocks (Microsoft, Apple, Amazon, Alphabet, and Meta), since those companies benefited significantly from the pandemic. The Trustees noted that the Advisor believes that each Fund continues to hold considerable value in its portfolio despite the various periods of underperformance. The Trustees also noted that each Fund had outperformed its primary benchmark for the period since inception.
The Independent Trustees considered the Advisor’s explanation that the Funds’ portfolios are extremely differentiated, and as a result have historically gone through long periods of underperformance. They noted the historical performance of the Funds’ portfolios and noted sustained periods of both outperformance and underperformance, depending on market sentiment and whether mega-cap stocks were outperforming, among other factors; that the Advisor seeks to select stocks of companies that are expected to materially develop more than the market expects, which can take a long time; and that based on the fundamental characteristics of the portfolios, the Funds were well positioned with strong growth prospects.
Based on the information provided to them and in consideration of the specific investment objectives and risk profiles of each Fund, the Board and the Independent Trustees concluded that the performance of each Fund was sufficient for renewal of the Investment Advisory Agreement.
Advisory Fees and Fund Expenses
The Board reviewed the advisory fees and expenses paid by each Fund compared to those of other funds in the same Morningstar retail category (for the Stock Fund – Large Blend funds; for the Growth Fund – Large Growth funds; and for the Aggressive Growth Fund – Mid-Cap Growth funds), and of other funds in the Fund’s Expense Peer Group, which was selected by Broadridge and was comprised of funds comparable to the Fund with fee structures and characteristics similar to those of the Funds (e.g., no distribution or shareholder servicing fees, and excluding load funds, index and enhanced index funds, funds of funds, and multi-manager funds).
The materials for the meeting indicated as follows:
•	The advisory fee of the Stock Fund was the same as the median fee of the funds in the Morningstar Large Blend retail category, but above the median fee of the Fund’s Expense Peer Group by 0.03%.
•	The advisory fee of the Growth Fund was below the median fees of the funds in the Morningstar Large Growth category and the Fund’s Expense Peer Group.
•	The advisory fee of the Aggressive Growth Fund was below the median fees of the funds in the Morningstar Mid-Cap Growth category and the Fund’s Expense Peer Group.
•
The total expense ratios of the Stock Fund, the Growth Fund and the Aggressive Growth Fund were below the medians of the respective Morningstar retail categories. The total expense ratio of the Stock Fund was above the median of its Expense Peer Group by 0.02%, but the expense ratios of the Growth Fund and Aggressive Growth Fund were below the medians of their respective Expense Peer Groups.

The Board also reviewed the fees charged by the Advisor to other clients, including other mutual funds for which it provides sub-advisory services. The Board considered that although those fees were lower than those charged by the

27

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)(Continued)
Advisor to the Funds, the differences appropriately reflected the investment, operational, and regulatory differences between advising other clients and the Funds, noting that mutual funds are subject to certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees considered the services provided by the Advisor under the Investment Advisory Agreement, including providing the Chief Compliance Officer, certain other officers of the Trust and other personnel involved in the oversight of the Trust’s service providers. The Board further noted that the advisory fee was the sole source of revenue from the Funds to the Advisor. The Board and the Independent Trustees determined that the advisory fees and expenses charged to the Funds were reasonable in consideration of the services provided.
Costs and Profits of the Advisor
The Board reviewed information regarding the Advisor’s financial position and concluded that the Advisor would be able to continue to provide advisory services to the Funds. The Board also reviewed information relating to the Advisor’s profitability. The Board recognized the competitiveness of the registered fund industry and the importance of an investment advisor’s long-term profitability, including for maintaining management stability and accountability. The Board noted that the Advisor had closed the Aggressive Growth Fund in January 2014 to most new investors, limiting the growth of the Fund and consequently future profits to the Advisor as it relates to the Fund. In considering the Advisor’s profitability, the Trustees recognized the importance of the profitability of the Advisor, not only in maintaining its own financial condition, but also in maintaining an environment in which it is able to attract and retain talented investment professionals. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with each Fund was reasonable.
Economies of Scale and Other Benefits to the Investment Advisor
The Trustees considered that the Investment Advisory Agreement provides fee breakpoints at $100 million and $10 billion in assets for each Fund, that the Advisor had added the $10 billion breakpoint effective May 1, 2021, and that the fees continued to compare favorably to those of other actively managed funds with similar investment objectives. The Board considered that the Advisor had significant assets under management at the time the Funds commenced operations and that the Funds were offered advisory fee rates at inception that reflected scale within the Advisor’s business. The Board also acknowledged various diseconomies of scale experienced by the Advisor as the Funds have grown, including the hiring of additional personnel and the provision of additional services to the Funds including online access to shareholder accounts and improved technology, systems, and hardware. The Board and the Independent Trustees concluded that the Advisor had shared any economies of scale it had realized from the Funds with the Funds and their shareholders through advisory fee breakpoints, the hiring of additional personnel, the provision of additional services to the Funds, and continued improvements in technology, systems, and hardware.
The Board also considered the benefits received by the Advisor as a result of its relationship with the Funds other than investment advisory fees, including any research provided to the Advisor by broker-dealers providing execution services to the Funds, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance.
Conclusions
Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to the Advisor pursuant to the investment advisory agreement with respect to each Fund was fair and reasonable in light of the services being provided by the Advisor to the Fund and its shareholders and that renewal of the investment advisory agreement with respect to each Fund was in the best interest of the Fund and its shareholders.

28

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)(Continued)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration information is included within the financial statements filed under Item 7 of this Form.
Statement Regarding Basis for Approval of Investment Advisory Contract.
The statement is included within the financial statements filed under Item 7 of this Form.

29

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration information is included within the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement is included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officers and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed July 7, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	December 20, 2024

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	December 20, 2024

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	December 23, 2024

By	/s/ Julietta Martikyan
Julietta Martikyan, Chief Financial Officer
(Principal Financial Officer)

Date	December 20, 2024